Members of the Management Board - Schedule of Management Board Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Members Of Management Board
Short-term benefits	€ 1,387	€ 1,071	€ 1,038
Performance-based compensation	87	422	234
Total compensation	€ 1,474	€ 1,493	€ 1,272